Supplement to the
Fidelity® Treasury Only Money Market Fund
Class OUS
June 28, 2025
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. The addition of repurchase agreements could cause a portion of the income from Fidelity® Treasury Only Money Market Fund to be subject to state and local income taxes.
TMN-PSTK-0925-100 1.9921542.100	September 22, 2025
Supplement to the
Fidelity® Treasury Only Money Market Fund
Class OUS
June 28, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Temporary Defensive Policies. Fidelity® Treasury Only Money Market Fund reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes. In addition, Fidelity® Treasury Only Money Market Fund reserves the right to invest in repurchase agreements collateralized by U.S. Treasury obligations for temporary, defensive purposes.

TMN-SSTK-0925-100-1.9921543.100	September 22, 2025

Supplement to the
Fidelity® Government Money Market Fund, Fidelity® Money Market Fund, and Fidelity® Treasury Only Money Market Fund
June 28, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Temporary Defensive Policies. Each of Fidelity® Government Money Market Fund, Fidelity® Money Market Fund, and Fidelity® Treasury Only Money Market Fund reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes. In addition, Fidelity® Treasury Only Money Market Fund reserves the right to invest in repurchase agreements collateralized by U.S. Treasury obligations for temporary, defensive purposes.

SMF-SSTK-0925-127-1.713588.127	September 22, 2025

Supplement to the
Fidelity® Government Money Market Fund, Fidelity® Money Market Fund, and Fidelity® Treasury Only Money Market Fund
June 28, 2025
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or, in the case of Fidelity® Treasury Only Money Market Fund, investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. The addition of repurchase agreements could cause a portion of the income from Fidelity® Treasury Only Money Market Fund to be subject to state and local income taxes.
SMF-PSTK-0925-135 1.713587.135	September 22, 2025
Supplement to the
Fidelity® Treasury Digital Fund
Liquidity
June 28, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Temporary Defensive Policies. Fidelity® Treasury Digital Fund reserves the right to hold a substantial amount of uninvested cash or invest in repurchase agreements collateralized by U.S. Treasury obligations for temporary, defensive purposes.

TDL-SSTK-0925-100-1.9921586.100	September 22, 2025

Supplement to the
Fidelity® Treasury Digital Fund
OnChain
July 25, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Temporary Defensive Policies. Fidelity® Treasury Digital Fund reserves the right to hold a substantial amount of uninvested cash or invest in repurchase agreements collateralized by U.S. Treasury obligations for temporary, defensive purposes.

TDLO-SSTK-0925-100-1.9921587.100	September 22, 2025